Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: September 12, 2023

Payment Date	9/15/2023
Collection Period Start	8/1/2023
Collection Period End	8/31/2023
Interest Period Start	8/15/2023
Interest Period End	9/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$—	$—	$—	—	Nov-24
Class A-4 Notes	$117,684,077.64	$12,702,932.16	$104,981,145.48	0.854965	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$158,378,077.64	$12,702,932.16	$145,675,145.48

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$161,769,288.23	$149,066,356.07	0.109892
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$161,769,288.23	$149,066,356.07
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$—	1.60000%	30/360	$—
Class A-4 Notes	$117,684,077.64	1.63000%	30/360	$159,854.21
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$158,378,077.64			$227,677.35

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$161,769,288.23	$149,066,356.07
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$161,769,288.23	$149,066,356.07
Number of Receivables Outstanding	24,366	23,487
Weighted Average Contract Rate	4.65%	4.65%
Weighted Average Remaining Term (months)	21	20

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$636,703.29
Principal Collections	$12,647,906.70
Liquidation Proceeds	$40,672.58
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$13,325,282.57
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$13,325,282.57

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$134,807.74	$134,807.74	$—	$—	$13,190,474.83
Interest - Class A-1 Notes	$—	$—	$—	$—	$13,190,474.83
Interest - Class A-2 Notes	$—	$—	$—	$—	$13,190,474.83
Interest - Class A-3 Notes	$—	$—	$—	$—	$13,190,474.83
Interest - Class A-4 Notes	$159,854.21	$159,854.21	$—	$—	$13,030,620.62
First Allocation of Principal	$—	$—	$—	$—	$13,030,620.62
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$13,010,386.16
Second Allocation of Principal	$—	$—	$—	$—	$13,010,386.16
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$12,988,003.91
Third Allocation of Principal	$—	$—	$—	$—	$12,988,003.91
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$12,962,797.48
Fourth Allocation of Principal	$9,311,721.57	$9,311,721.57	$—	$—	$3,651,075.91
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,651,075.91
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$259,865.32
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$259,865.32
Remaining Funds to Certificates	$259,865.32	$259,865.32	$—	$—	$—
Total	$13,325,282.57	$13,325,282.57	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$161,769,288.23	$149,066,356.07
Note Balance	$158,378,077.64	$145,675,145.48
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	8	$55,025.46
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	74	$40,672.58
Monthly Net Losses (Liquidation Proceeds)			$14,352.88
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.09)%
Second Preceding Collection Period			(0.42)%
Preceding Collection Period			0.16%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$1,343,475.26
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.42%	75	$621,212.54
60-89 Days Delinquent	0.16%	23	$242,865.98
90-119 Days Delinquent	0.05%	7	$70,820.85
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.63%	105	$934,899.37

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$38,881.52
Total Repossessed Inventory		3	$27,213.75

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$313,686.83
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.17%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.06	0.04%	7	0.03%